SHARE CAPITAL- Classes of Share Capital (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Disclosure Of SHARE CAPITAL [Line Items]
Number of shares authorised | shares			50,000,000	50,000,000
Value of Shares authorised | $			$ 1,200	$ 1,200
Par value per share | $ / shares			$ 0.024	$ 0.024
Issued capital | ¥	¥ 943	¥ 943
Issuance of new shares | ¥	0
Warrants exercised | ¥		¥ 10,393
Equity compensation | ¥	21
Issued capital | ¥	¥ 964
Balance | shares		5,976,098
Issuance of new shares (in shares) | shares	0
Issuance of new shares - share-based compensation to CEO and CFO (in shares) | shares	132,231
Ending Balance (in shares) | shares	6,108,329
Share capital
Disclosure Of SHARE CAPITAL [Line Items]
Warrants exercised | ¥	¥ 0	¥ 106
Warrants exercised (in shares) | shares	0